Average Annual Total Returns - First Trust Global Wind Energy ETF	First Trust Global Wind Energy ETF 1 Year	First Trust Global Wind Energy ETF 5 Years	First Trust Global Wind Energy ETF 10 Years	First Trust Global Wind Energy ETF Since Inception	First Trust Global Wind Energy ETF Inception Date	First Trust Global Wind Energy ETF After tax on distributions 1 Year	First Trust Global Wind Energy ETF After tax on distributions 5 Years	First Trust Global Wind Energy ETF After tax on distributions 10 Years	First Trust Global Wind Energy ETF After tax on distributions Since Inception	First Trust Global Wind Energy ETF After tax on distributions and sale of fund shares 1 Year	First Trust Global Wind Energy ETF After tax on distributions and sale of fund shares 5 Years	First Trust Global Wind Energy ETF After tax on distributions and sale of fund shares 10 Years	First Trust Global Wind Energy ETF After tax on distributions and sale of fund shares Since Inception	ISE Clean Edge Global Wind Energy(TM) Index (reflects no deduction for fees, expenses or taxes) 1 Year	ISE Clean Edge Global Wind Energy(TM) Index (reflects no deduction for fees, expenses or taxes) 5 Years	ISE Clean Edge Global Wind Energy(TM) Index (reflects no deduction for fees, expenses or taxes) 10 Years	ISE Clean Edge Global Wind Energy(TM) Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	61.00%	18.82%	11.00%	0.03%	Jun. 16, 2008	60.15%	17.35%	9.95%	(0.81%)	35.93%	14.36%	8.41%	(0.48%)	62.47%	19.72%	11.87%	0.85%	20.89%	15.43%	13.79%	10.80%	15.90%	12.19%	9.87%	7.08%